SECURTER SYSTEMS INC. (Details 2) - CAD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
CASH PROVIDED BY (USED FOR): DISCONTINUED OPERATIONS ACTIVITIES
Net loss for the periods	$ 0	$ (22,811)
Changes in Non-Cash Working Capital Accounts:
Change in trade and other payables	0	93
Net cash from (used in) discontinued operations	0	(22,718)
Cash invested in Securter Systems Inc.	0	26,549
Advances from minority interest	0	35
Increase in cash	0	3,866
Cash, beginning of the period	0	8
Cash, end of the period	$ 0	$ 3,874